Investment Objectives and Goals - Yorkville America Next Generation Memory ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Yorkville America Next Generation Memory Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Yorkville America Next Generation Memory Index ETF (the "Fund") seeks investment results that, before fees and expenses, correspond generally to the price performance of the YA MarketVector Next Generation Memory Index.